Derivatives - Schedule of Notional Amount of Purchased Credit Derivatives (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Information About Notional Amounts Of Credit Derivative Portfolios [Line Items]
Notional amount of credit protection sold	R$ (6,416)	R$ (8,094)
Notional amount of credit protection purchased with identical underlying amount	3,694	4,006
Net position	(2,722)	4,088
Credit default swaps [member]
Disclosure Of Information About Notional Amounts Of Credit Derivative Portfolios [Line Items]
Notional amount of credit protection sold	(6,416)	(8,094)
Notional amount of credit protection purchased with identical underlying amount	3,694	4,006
Net position	R$ (2,722)	R$ 4,088